Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 5	$ 0	$ 26	$ 5	$ 64
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	2	0	15	2	37
Dividend income recognized on equity securities	2	1	4	3	7
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0	$ 0	$ 0